Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 02, 2022	Jul. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2022	Apr. 22, 2021
Related Parties (Details) [Line Items]
Option to purchase Tokens (in Shares)		1,527,084	3,500
General and administrative expenses				$ 4,140
INX Tokens received (in Shares)			4,550,000
Fair value of shares			$ 6	$ 136
Ordinary shares issued (in Shares)			47,635,875	15,955,875		1,948,483
Payment amount		$ 1,001		$ 175
Loan amount				611
Repurchase of INX Tokens (in Shares)	1,546,224
Market price (in Dollars per share)	$ 0.8
A-Labs Finance and Advisory Ltd. [Member]
Related Parties (Details) [Line Items]
General and administrative expenses		$ 4,140
Ordinary shares issued (in Shares)			1,120,000
Payment amount				39
Two Officer [Member]
Related Parties (Details) [Line Items]
Loan amount				$ 404
Bottom of range [member]
Related Parties (Details) [Line Items]
Loan amount					$ 1,015
Top of range [member]
Related Parties (Details) [Line Items]
Loan amount					$ 1,233